Exhibit 99.8

EXECUTIVE SUMMARY

SAN 2026-NQM8

Description of the due diligence performed

Overview of the assets that were reviewed

Incenter Lender Services LLC, c/k/a Incenter Diligence Solutions (“Incenter Diligence”), performed an independent third- party due diligence review of 4 loans acquired by Santander Bank, N.A. (the “Client”). The review was performed from May 2026 through JuNE 2026, using the scope of review described herein, which was agreed to at the time of review. The results of the review performed by Incenter Diligence only reflect information concerning the related loans on which such review was performed as of the date such review was performed based on the scope of review used as of the date such review was performed and not as of any subsequent date. Incenter Diligence has not subsequently performed any review with respect to the loans, and Incenter Diligence will not be required to complete or provide any additional, new, or refreshed review or results with respect to the loans.

Sampling of assets

Incenter Diligence follows the nationally recognized statistical rating organizations, NRSRO(s), criteria. For all originators, Incenter Diligence performed review on 100% of the loans. The loan population was 4 loans for an aggregate original principal balance of $1,629,250.00.

The review was conducted in accordance with the following NRSRO(s) Third Party Due Diligence Criteria:

Identity of NRSRO	Title and Date of Criteria
S&P Global Ratings

Global Methodology And Assumptions: Assessing Pools Of Residential Loans, January 25, 2019

Global Methodology And Assumptions: Assessing Pools Of Residential Loans – U.S. And Canada Supplement, February 21, 2025

Data integrity, review scope and methodology

Data Integrity – Incenter Diligence performed a data integrity analysis by comparing the information in the loan file against the data tape supplied by the Client to ascertain accuracy and completeness. All discrepancies are reported on the Data Comparison Report.

The data comparison consisted of the following data fields:

Data Compare Field Name
ARM Interest Data
Amortization Term
Borrower 1 First Name
Borrower 1 Last Name
Borrower 2 First Name
Borrower 2 Last Name
Borrower 1 FTHB
Borrower 2 FTHB
Doc Type
First Payment Date

Interest Only Flag
Lien Position
Loan Program
Loan Purpose
Loan Type
Maturity Date
Note Date
Number of Units
Occupancy
Original Interest Rate
Original Loan Amount
Original Loan Term
Original P&I
Originator DSCR
Prepayment Penalty
Property Address
Property City
Property State
Property Zip Code
Property Type
QM Designation
Qualifying Appraised Value
Qualifying CLTV
Qualifying FICO
Qualifying LTV
Qualifying Total DTI
Refinance Type
Sales Price
Subordinate Lien Amount
Underwriting Guideline Name

Underwriting Conformity (Standard Residential Loans)

Incenter Diligence performed a complete review of all loan files, as supplied by the Client, to determine whether the loans were originated in accordance with the underwriting guidelines provided by the Client (which, for the avoidance of doubt, may be either the Client’s or a third party’s underwriting guidelines), eligibility requirements, Ability to Repay (ATR), Qualified Mortgage and Appendix Q requirements (where applicable), and applicable Policies & Procedures, noting any exceptions and compensating factors. The review included, where applicable, the following items:

Conformance to Ability to Repay (ATR) standards – Incenter Diligence reviewed each loan to validate that the underwriter correctly assessed the borrower’s ability to repay based on employment and credit/repayment history, income and assets, projected monthly payment and current obligations, debt to income ratio, and other information provided to support ability to repay prior to originating the loan.

An evaluation of Qualified Mortgage and Appendix Q requirements, if applicable – Based on the information provided, Incenter Diligence will review each loan to determine that it satisfies all requirements for a Qualified Mortgage, if designated as such, including an evaluation of points and fees, risk factors associated with the loan terms, re-calculation of debt to income and a review of all income and assets.

Credit, Income, Assets and Employment

A.	Validate that the appropriate employment and income documentation, such as pay stubs, tax transcripts, and bank statements, was provided and used to accurately qualify the borrower according to guidelines. Recalculate the borrower’s income and debt to determine the appropriate debt to income ratio in accordance with the guidelines. Validate borrower’s employment history and confirm that the appropriate income and assets were used to qualify. Make a reasonable assessment of whether there are any indications that income documentation may be fraudulent.
B.	Validate that assets used to qualify the borrower match the documentation in the file and the information used to calculate down payment, closing costs, and reserves meet program guideline requirements.
C.	Review exceptions, compensating factors and underwriter comments, if available.
D.	Review program guidelines against the loan approval for discrepancies such as:

1.	Employment requirements;
2.	Income requirements;
3.	Asset requirements

E.	Review the loan approval against all supporting documentation and loan application to verify accuracy.
F.	Review the initial loan application against the final loan application or other loan applications found in the file to validate the application was signed and properly completed and to expose discrepancies.
G.	Confirm that credit report(s) and verification of mortgage or rental history, when required, have been provided for all borrowers/guarantors, are consistent with loan approval, and meet guideline requirements. Verify whether any fraud alerts are listed on the credit reports and make a reasonable assessment of whether the borrower’s profile adheres to applicable guidelines.
H.	Review the loan file for inconsistencies based on information derived from source documentation provided in the loan file, for the purposes of identifying misrepresentations contained in the loan file, including with respect to occupancy and mortgage liabilities.

Occupancy, Taxes, Title and Insurance

A.	Review source documents for consistency with regard to subject property occupancy intent.
B.	Review the title report for possible judgments and other liens that may have existed upon origination; verify chain of title, as required by guidelines.
C.	Verify and validate the file contains sufficient property insurance coverage as required by guidelines; confirm property insurance policy contains appropriate mortgagee clause. For subject properties located in a Special Flood Hazard Area where flood insurance is required, verify and validate the file contains sufficient flood insurance coverage as required by guidelines and that flood insurance policy contains appropriate mortgagee clause.
D.	Review property details on appraisal including a review for ineligible properties.
E.	Verify that Business Purpose Affidavit and Occupancy Affidavit, if applicable, were executed by the borrowers/guarantors and confirm that document addresses are consistent with subject property address and do not match the primary residence address.

Underwriting Conformity (Business Purpose/DSCR)

For each loan, Incenter Diligence validated conformance to Client supplied and program requirements and noted any exceptions. Unless otherwise directed by the Client, no regulatory compliance review was performed.

A.	Validate Conformance to Product Type and Eligibility

1.	Financing Terms
2.	Loan Product

3.	Seasoning
4.	Geographic Requirements
5.	Loan Amount
6.	LTV/CLTV

B.	Transaction Types: Verify Conformance with Business Purpose Loan Requirements

1.	Business Purpose Affidavit – verify signed Borrower Statement of Business Purpose is present in the file
2.	Non-Owner Occupancy – verify Occupancy certification is present in the file
3.	Validate that there is no information in the loan that contradicts occupancy type

C.	Review Debt Service Coverage Ratio
D.	Review Cash Flow and Expense Factor
E.	Review Hazard/Flood Insurance
F.	Review preliminary Title Report/Commitment
G.	Credit Review

1.	Validate documentation requirements
2.	Verify acceptable Residency Status
3.	Review credit reports used to qualify borrower, as well as consumer credit history/charge offs/collections, and cite any exceptions or unusual findings

a.	Evaluate credit scores and tradelines against guidelines
b.	Evaluate other debt obligations (alimony, child support, etc.)

4.	If required, verify that a 3rd party fraud report (DataVerify, etc.) is contained in the loan file and review findings to confirm all deficiencies were resolved
5.	Evaluate borrower’s mortgage/rental payment history using credit reports or other information supplied in the loan file
6.	Verify that all judgements/liens/tax liens have been satisfied
7.	Verify that any bankruptcy, foreclosure or forbearance activity is in accordance with guidelines
8.	Perform a review of all asset information supplied in the loan file against guidelines
9.	Evaluate borrowers’ asset utilization and verify sufficient liquid assets to supplement income
10.	Perform a rental income analysis using the information supplied in the loan file as per the guidelines

Property Valuation Review (Standard Residential and Business Purpose/DSCR Loans)

Incenter Diligence reviewed all loans to validate the original appraisal report was provided in the loan file and that it is substantially complete.  The evaluation will include the following components:

A.	Review the original appraisal report to ensure the valuation was performed by a licensed appraiser and in accordance with guidelines,
B.	Verify subject property type meets applicable guidelines,
C.	Note any exceptions to stated value or appraisal guidelines,
D.	Verify value used to calculate LTV/CLTV and note any deviations.
E.	Verify that the loan and property data within the appraisal report matches the loan documents.
F.	Review the appraisal report to ensure report value is “as is” or, if report is “subject to”, that there is an associated completion report resolving all noted issues, and
G.	Review additional valuation products in the file; if there is a variance greater than 10% below the appraisal value, Client will be notified and an additional independent valuation product will be obtained as requested.

Regulatory Compliance Review (Standard Residential Loans Only, Unless Otherwise Requested)

Incenter Diligence’s Regulatory Compliance analysis is intended to expose certain potential risk associated with the loans examined. It is strictly limited to the review scope outlined below and is based solely on the accuracy of the documentation and data supplied by the Client or other agreed upon third parties. The review findings are not guaranteed to encompass all critical elements related to the underwriting, origination or regulatory compliance status of the loans examined. Further, the findings are not to be construed as guidance on future indicators of positive or negative performance.

Incenter Diligence will perform a review of all loans supplied by the Client to verify all documentation provided is complete and complies with all applicable federal and state regulatory requirements, in addition to following the RMBS 4.0 TRID Compliance Review Scope published by the Structured Finance Industry Group (now the Structured Finance Association or “SFA”) (the “SFIG Compliance Review Scope”), as amended from time to time, and the advice of outside counsel. As it relates to TILA-RESPA Integrated Disclosures (“TRID”) testing, Incenter Diligence works with outside counsel on an ongoing basis to understand and interpret compliance regulations based on recent guidance by the Consumer Financial Protection Bureau (the “CFPB”) that has created deviations in the TRID review scope and related exceptions/cures. The TRID-related review scope, outlined below and not performed for investment properties, will continue to be amended where appropriate as future guidance and rules are published. Incenter Diligence’s conclusions are representative of best efforts to identify material risks and exceptions associated with each loan based on interpretation of the continually evolving regulations. Incenter Diligence maintains an active dialogue with outside counsel, Clients, Rating Agencies, SFA and other parties when interpreting compliance regulations and amending the review scope to accurately expose the risk associated with a loan. However, no guaranties can be made that the Review includes all areas of risk that may be present in the Transaction. In addition to the foregoing, Incenter Diligence utilizes nationally recognized integrated compliance analyzer tools.

Incenter Diligence does not employ personnel who are licensed to practice law in the various jurisdictions and the findings set forth in the reports prepared by Incenter Diligence do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Incenter Diligence. All final decisions as to whether to purchase or enter into a transaction related to any individual loan or the loans in the aggregate and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such loan or loans, shall be made solely by the clients that have engaged Incenter Diligence to prepare their reports pursuant to their instructions and guidelines. Client acknowledges and agrees that the scoring models applied by Incenter Diligence are designed to identify potential risk and the Client assumes sole responsibility for determining the suitability of the information for its particular use.

Incenter Diligence reviews each loan to validate compliance with the following federal and state regulatory requirements, whenever applicable.

A.	Truth In Lending Act - 12 CFR §1026 (“TILA”)

1.	Federal TILA

a.	Finance Charge Test (12 CFR §1026.18(d)(1))

i.	It is understated by no more than $100; or
ii.	It is greater than the amount required to be disclosed

b.	Rescission Finance Charge Test (12 CFR §1026.23(h)(2)(i))

i.	It is understated by no more than $35; or
ii.	It is greater than the amount required to be disclosed

c.	Rescission Total of Payments Test ((12 CFR §1026.23(h)(2)(ii))

i.	Is understated by no more than $35; or
ii.	Is greater than the amount required to be disclosed

d.	Foreclosure Rescission Finance Charge and Total of Payments Tests (12 CFR §1026.23(h))

e.	APR Test 12 CFR (§1026.22(a)(2), (4))

i.	The disclosed annual percentage rate (APR) is considered accurate because it is not more than 1/8 of 1 percentage (for regular transactions) or 1/4 of 1 percentage (for irregular transactions) point above or below the APR as determined in accordance with the actuarial method; or

ii.	The disclosed APR results from the disclosed finance charge, and the disclosed finance charge is considered accurate under §1026.18(d)(1) (the finance charge test), or for purposes of rescission the disclosed finance charge is considered accurate under §1026.23(g) or (h) (the rescission finance charge test or the foreclosure rescission finance charge test), whichever applies

f.	Right of Rescission Test (12 CFR §1026.23(a)(3), §1026.15(a)(3))

i.	The funding date is not before the third business day following consummation
ii.	The consumer may exercise the right to rescind until midnight of the third business day following consummation
iii.	Validate Right of Rescission Notice was provided, and the correct form was used

g.	Dual Broker Compensation Test (12 CFR §1026.36(d)(2))

i.	If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction for loan origination activities

h.	Loan Originator Credits Test (12 C.F.R. §1026.36(d)(1))

i.	Test that the initial disclosure (GFE/TIL/LE) does not contain any broker fees paid by the broker

i.	Financing of Single Premium Credit Insurance Test (12 CFR §1026.36 (i))

i.	A creditor may not finance, directly or indirectly, any premiums or fees for credit insurance in connection with a consumer credit transaction secured by a dwelling (including a home equity line of credit secured by the consumer's principal dwelling)

2.	TIL Disclosure (Pre-TRID)

a.	TIL Disclosure Date Test (12 CFR §1026.17(b),1026.19(a))

i.	The loan is a mortgage transaction subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.) that is secured by the consumer's dwelling; and
ii.	The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and
iii.	The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction, or the application date of the loan is before July 30, 2009; and
iv.	The loan is a "residential mortgage transaction" subject to the Real Estate Settlement Procedures Act (12 U.S.C. §2601 et seq.); and
v.	The initial TIL disclosure date is before consummation or three business days after the creditor receives the consumer's written application, whichever is earlier; and
vi.	Test the final TIL disclosure and any re-disclosed TIL(s); and
vii.	The final TIL disclosure is properly executed; and
viii.	The final TIL disclosure and any re-disclosed TIL(s) is properly completed

3.	TILA RESPA Integrated Disclosures (TRID)

a.	Initial Loan Estimate Delivery Date Test (from application) (12 CFR §1026.19(e)(1)(iii)(A))

i.	The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application

b.	Initial Loan Estimate Delivery Date Test (prior to consummation) (12 CFR §1026.19(e)(1)(iii)(B))

i.	The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(e)(1)(i) (provision of loan estimate form) not later than the seventh business day before consummation of the transaction

c.	Loan Estimate (12 CFR §1026.19 and 37)

i.	Verify applicable sections of the disclosure determined to carry assignee liability were accurately completed
ii.	Verify final Loan Estimate was provided to borrower prior to the Closing Disclosure

d.	Written List of Service Providers (SSPL) Disclosure Date Test (12 CFR §1026.19(e)(1)(vi))

i.	If the consumer is permitted to shop for a settlement service, the creditor shall provide the consumer with a written list identifying available providers of that settlement service and stating that the consumer may choose a different provider for that service. The creditor must identify at least one available provider for each settlement service for which the consumer is permitted to shop. The creditor shall provide this written list of settlement service providers separately from the disclosures required by §1026.19(e)(1)(e)(1)(i) but in accordance with the timing requirements in §1026.19(e)(1)(e)(1)(iii)

e.	Revised Loan Estimate Delivery Date Test (prior to consummation) (12 CFR §1026.19(e)(4)(ii))

i.	The creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required under §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail

f.	Valid Change of Circumstances Test

i.	The changed circumstance(s) form was provided and the reason for re-disclosure is:

a.	Changed circumstance affecting settlement charges; or
b.	Changed circumstance affecting eligibility; or
c.	Revisions requested by the consumer; or
d.	Expiration of initial loan estimate; or
e.	Delayed settlement date on a construction loan for new construction transactions only; or
f.	The date the rate was set was not provided and interest rate dependent charges change once the interest rate is locked; or
g.	The reason for re-disclosure is "Decrease in charges affecting settlement or eligibility, a consumer-requested revision, or other non-tolerance-related re-disclosure;" or
h.	The initial loan estimate was not delivered timely

g.	Initial Closing Disclosure Delivery Date Test (12 CFR §1026.19(f)(1)(ii))

i.	The creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation

h.	Closing Disclosure Test (12 CFR §1026.19 and 38)

i.	Verify applicable sections of the disclosure determined to carry assignee liability were accurately completed

i.	Revised Closing Disclosure Delivery Date Test (waiting period vs. no waiting period required) (12 CFR §1026.19(f)(2)(i) & (ii))

i.	If the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation
ii.	If the consumer determines that the extension of credit is needed to meet a bona fide personal financial emergency, the consumer may modify or waive the three-business-day waiting period for the revised closing disclosure after receiving the disclosures

j.	TRID Tolerance Testing - Charges That Cannot Increase Test (12 CFR §1026.19(e)(3)(i))

i.	An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)

k.	TRID Tolerance Testing - Charges That in Total Cannot Increase More Than 10% Test (12 CFR §1026.19(e)(3)(ii))

i.	The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent

l.	TRID Tolerance Testing - Lender Credits That Cannot Decrease Test (12 CFR §1026.19(e)(3)(i))

i.	An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i)

m.	TRID Reimbursement Amount Test (12 CFR §1026.19(f)(2)(v))

i.	Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation

n.	TRID Reimbursement Date Test (12 CFR §1026.19(f)(2)(v))

i.	Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §1026.19(e)(3)(i) or (ii), the creditor complies with §1026.19(e)(1)(i) if the creditor refunds the excess to the consumer no later than 60 days after consummation

o.	Disclosure of Escrow Account (§1026.38(l)(7))

i.	If the loan indicates an escrow account will be established

a.	Verify all amounts disclosed in the Projected Payments Table are accurate (§1026.38(c); §1026.37(c))
b.	Verify all amounts disclosed in the Estimated Taxes, Insurance and Assessments (ETIA) are accurate (§1026.37(c)(4),(5))
c.	Verify all amounts disclosed in Section G – Initial Escrow Payment and Closing are accurate (§1026.37(g)(3))
d.	Verify all amounts disclosed in the Escrow Account Section are accurate (§1026.38(l)(7))

ii.	If the loan indicates an escrow account will not be established

a.	Verify all amounts disclosed in the Projected Payments Table are accurate (§1026.38(c); (§1026.37(c))
b.	Verify all amounts disclosed in the Estimated Taxes, Insurance and Assessments (ETIA) are accurate (§1026.37(c)(4), (5))
c.	Verify all amounts disclosed in the Escrow Account Section are accurate (§1026.38(l)(7))

p.	Disclosure of Seller Paid Closing Costs (§1026.38(t)(5)(v)(B))

i.	In transactions involving a seller, validate whether the lender disclosed all costs being paid by the seller on the borrowers Closing Disclosure
ii.	If seller paid fees are present on the borrower’s Closing Disclosure, review the seller’s Closing Disclosure or alternative documentation for accuracy of disclosure

q.	Post-consummation Event and Revised Closing Disclosure Delivery Date Test

i.	The post-consummation revised closing disclosure delivery date is not more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided; and
ii.	The provided reimbursement date is not more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided

r.	Non-numeric Clerical Error and Post-consummation Revised Closing Disclosure Delivery Date Test (12 CFR §1026.19(f)(2)(iv))

i.	A creditor does not violate §1026.19(f)(1)(i) if the disclosures provided under §1026.19(f)(1)(i) contain non-numeric clerical errors, provided the creditor delivers or places in the mail corrected disclosures no later than 60 days after consummation

s.	Loan Calculation Test on the Closing Disclosure (12 CFR §1026.38))

i.	Finance Charge
ii.	Amount Financed
iii.	Total of Payments
iv.	Total Interest Percentage

4.	Qualified Mortgage / Ability To Repay – Dodd Frank

a.	Classification of QM designated loan

i.	Validate whether the mortgage loan is a Safe Harbor QM or Higher Priced QM by comparing the mortgage loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain applicable percentage
ii.	Determination of conformity thresholds (Safe Harbor or Rebuttable Presumption)

b.	Negative Amortization Loan (12 CFR 1026.43(e)(2)(i)(A))

i.	Verify that a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal and any interest rate change after consummation, along with the corresponding payment, does not result in an increase of the principal balance

c.	Interest Only Loan (12 CFR 1026.43(e)(2)(i)(B))

i.	Verify that no qualified mortgage loan allows the consumer to defer repayment of principal

d.	Balloon Payment Loan (12 CFR 1026.43(e)(2)(i)(C))

i.	Verify that no qualified mortgage results in a ballon payment

e.	Loan Term (12 CFR 1026.43(e)(2)(iii))

i.	A qualified mortgage is a covered transaction for which the loan term does not exceed 30 years

f.	Points and Fees (12 CFR §1026.43(e)(3))

i.	Points and fees do not exceed the qualified mortgage points and fees threshold

g.	DTI (12 CFR §1026.43(e)(2)(vi))

i.	The ratio of the consumer's total monthly debt to total monthly income at the time of consummation does not exceed 43 percent, calculated in accordance with Appendix Q
ii.	For Fannie Mae and Freddie Mac, however, the revised QM rules become mandatory on July 1, 2021, meaning that the QM Patch effectively terminates on July 1, 2021—and that all loans sold to Fannie and Freddie must comply with the revised QM rules, effective July 1, 2021.
iii.	For creditors not selling loans to Fannie Mae and/or Freddie Mac, loans underwritten from March 1, 2021 until October 1, 2022 will continue to apply the legacy QM rules; however, commencing July 1, 2021, legacy QM loans must be underwritten to Appendix Q and NOT to the QM Patch.

Stated another way, since the FHFA terminated the QM Patch, loans underwritten to the QM Patch after July 1 are no longer eligible for sale to the GSEs, and in effect, the QM Patch disappeared after that date, notwithstanding the CFPB’s intent for it to continue until October 1, 2022. Hence, for non-agency loans, underwritten between July 1, 2021 and October 1, 2022, legacy QM loans must be underwritten in accordance with Appendix Q.

iv.	Client is required to advise regarding which application of QM/DTI or QM/APR rule for loans with application dates between 03/01/2021 and 10/01/2022 for the proper evaluation of QM.
v.	Loans underwritten after 10/1/2022 will be reviewed following the revised QM (QM 2.0) rules,

h.	APR (12 CFR §1026.43(e)(2)(vi))

i.	The loan APR is not to exceed the APOR plus percentage threshold, calculated according to 12 CFR §1026.43(e)(2)(vi). With a QM/APR optional test period for loans with application dates between 03/01/2021 and 10/01/2022 and mandatory compliance and testing for loans after 10/01/2022.

a.	The APR on the loan does not exceed the threshold for the loan amount:
b.	For a first-lien loan with a loan amount greater than or equal to $110,260 (indexed for inflation), 2.25 or more percentage points;
c.	For a first-lien loan with a loan amount greater than or equal to $66,156 (indexed for inflation), but less than $110,260 (indexed for inflation), 3.5 or more percentage points;
d.	For a first lien loan with a loan amount less than $66,156 (indexed for inflation), 6.5 or more percentage points;
e.	For a subordinate-lien loan with a loan amount great than or equal to $66,156 (indexed for inflation), 3.5 or more percentage points; and
f.	For a subordinate-lien loan with a loan amount less than $66,156 (indexed for inflation), 6.5 or more percentage points.

ii.	Revised QM (QM 2.0)

a.	QM/DTI test will cease as of application dates on or after 10/01/2022
b.	In addition to the Generally Applicable Factors above, all Revised QM loans must meet the following:
c.	Monthly Payment. The amount of the monthly payment on the loan is calculated using the maximum rate that may apply during the first five years and considers the monthly payment for simultaneous loans and mortgage obligations.
d.	Consider and Verify. The creditor considers and verifies the consumer’s current or expected income and assets and debt and his DTI or residual income
e.	As part of the “consider” requirement, Incenter Diligence will review the (i) creditor’s policies and procedures provided by Client, as well as any exceptions thereto, for how the creditor takes into account the underwriting factors enumerated above, and (ii) the documentation retained by creditor, such as an underwriting worksheet or a final automated underwriting system certification, showing how the creditor took these factors into account in its ability-to-repay determination.
f.	Consider and Verify Safe Harbor (VSH). Creditor is deemed to have complied with this “verify” requirement if it complies with the verification standards in one or more of these following agency manuals:
g.	Chapters B3-3 through B3-6 of the Fannie Mae Single Family Selling Guide, published June 3, 2020 including all subsequent updates; Sections 5102 through 5500 of the Freddie Mac Single-Family Seller/Servicer Guide, published June 10, 2020 including all subsequent updates;
h.	Sections II.A.1 and II.A.4-5 of the Federal Housing Administration’s Single-Family Housing Policy Handbook, issued October 24, 2019 including all subsequent updates;
i.	Chapter 4 of the U.S. Department of Veterans Affairs’ Lenders Handbook, revised February 22, 2019 including all subsequent updates;
j.	Chapter 4 of the U.S. Department of Agriculture’s Field Office Handbook for the Direct Single Family Housing Program, revised March 15, 2019 including all subsequent updates; and
k.	Chapters 9 through 11 of the U.S. Department of Agriculture’s Handbook for the Single-Family Guaranteed Loan Program, revised March 19, 2020 including all subsequent updates.

l.	For purposes of compliance with VSH, a creditor must comply with only those provisions in the manuals that require creditors to verify income, assets, debt obligations, alimony and child support using specified documents or to classify and count particular inflows, property, and obligations as income, assets, debt obligations, alimony, and child support.
m.	Revised versions of manuals. A creditor also complies with the verification safe harbor where it complies with revised versions of the manuals listed above provided that the two versions are “substantially similar”.
n.	The QM 2.0 Rule permits the creditor to “mix and match” verification standards from different agency manuals. Incenter Diligence will test the creditor’s “verification” of third- party records in instances when the creditor either uses (i) its own procedures or alternatively, (ii) the verification standards of one or more of the agency handbooks listed above.
o.	Note: the Client must provide written policies and procedures and related documentation such as underwriter worksheets in order for Incenter Diligence to review loans under the QM 2.0 Rules, and in particular, with regard to the “consider” and “verify” requirements. Further, if the Client intends to use the VSH, its written policies and procedures must specify the precise agency handbook(s) that it is relying on with specific references to the particular provisions addressing income, assets, debt obligations, alimony and child support using specified documents or to classify and count particular inflows, property, and obligations as income, assets, debt obligations, alimony, and child support—as well as the specific date(s) of the agency handbook(s) issuance, publication or revision. In addition, Incenter Diligence is not responsible for determining whether revised versions of the manuals listed above are “substantially similar” for purposes of the VSH; such a determination of the sole responsibility of the Client.
p.	Note: due to the inherent subjectivity of the foregoing “consider” and “verify” requirements, Incenter Diligence will review the Client’s: (i) policies and procedures and worksheets and (ii) methods and criteria for verification of income and assets (regardless of whether the “safe harbor” is utilized) for content only, and will not opine whether such policies and procedures, worksheets and verification methods and criteria themselves comply with applicable law, and cannot guarantee that a court, governmental regulator, rating agency or another third party diligence provider would reach the same conclusions using such work product.

iii.	Prepayment Penalty (12 CFR 1026.43(g))

a.	A covered transaction must not include a prepayment penalty unless:

i.	The prepayment penalty is otherwise permitted by law; and the transaction:
ii.	Has an annual percentage rate that cannot increase after consummation;
iii.	Is a qualified mortgage under paragraph (e)(2), (e)(4), or (f) of this section; and
iv.	Is not a Higher Priced Mortgage Loan, as defined in § 1026.35(a)

5.	Home Ownership and Equity Protection Act – HOEPA (Sections 32)

a.	Federal HOEPA coverage (12 CFR §1026.32(a)(1)(i), (ii))

i.	Tests that the loan is/is not secured by the consumer's principal dwelling; or
ii.	Tests that the loan is/ is not an open-end credit plan; or
iii.	That the application date of the loan occurs before/after the effective date of October 1, 1995; or
iv.	That the date the creditor received application occurs on or after January 10, 2014, the effective date of the High-Cost Mortgage amendments

b.	High-Cost Mortgage APR threshold test (12 CFR §1026.32(a)(1)(i)(A), (C))

i.	The loan is secured by a first-lien transaction, and the annual percentage rate (APR) does not exceed the Average Prime Offer Rate by more than 6.5%; or
ii.	The loan is a subordinate-lien transaction, and the annual percentage rate (APR), does not exceed the Average Prime Offer Rate by more than 8.5%

c.	High-Cost Mortgage Points and Fees Threshold Test (12 CFR §1026.32(a)(1)(ii)(A), (B))

i.	The total points and fees do not exceed allowable limits per the given loan amount

d.	High-Cost Mortgage Prepayment Penalty Threshold Test (12 CFR §1026.32(a)(1)(iii))

i.	The loan contract or open-end credit agreement does not allow the creditor to charge:

a.	A prepayment penalty more than 36 months after consummation or account opening; or
b.	Prepayment penalties that can exceed, in total, more than 2 percent of the amount prepaid

e.	High-Cost Mortgage (12 CFR §1026.32(a)(1))
f.	High-Cost Mortgage Repayment Ability Test (12 CFR §1026.34(a)(4), 1026.43)
g.	Other high-costs tests pursuant to (12 CFR §1026.32(a)(1))

i.	Timing of disclosures
ii.	Balloon payment
iii.	Negative amortization
iv.	Prepayment penalty
v.	Pre-loan counseling
vi.	Late charges
vii.	Grace period
viii.	Financing of points and fees

6.	Higher Priced Mortgage Loan – HMPL (12 CFR §1026.35)

a.	Higher Priced Mortgage Loan tests (12 CFR §1026.35(a))
b.	Higher Priced Mortgage Loan required escrow account test (12 CFR §1026.35(b))
c.	Higher Priced Mortgage Loan required appraisal test (12 CFR §1026.35(c))

7.	Prohibited Acts – Brokers Comp

a.	Broker Compensation Test (12 CFR §1026.36(d)(2)

i.	If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling:

a.	No loan originator shall receive compensation, directly or indirectly, from any person other than the consumer in connection with the transaction; and
b.	No person who knows or has reason to know of the consumer-paid compensation to the loan originator (other than the consumer) shall pay any compensation to a loan originator, directly or indirectly, in connection with the transaction

8.	Nationwide Mortgage Licensing System (NMLS) Tests (12 CFR §1026.36)

a.	review for presence of mortgage loan originator organization and individual mortgage loan originator name and NMLSR ID, as applicable, on the credit application, note or mortgage loan contract, security instrument, Loan Estimate and Closing Disclosure; and

b.	verify the data against the NMLSR database, as available

B.	Real Estate Settlement Procedures Act – 12 CFR §1024 (“RESPA”)

1.	Federal RESPA

a.	Homeownership Counseling Organizations Disclosure Date Test (12 CFR §1024.20(a))

i.	Not later than three business days after a lender, mortgage broker, or dealer receives an application, or information sufficient to complete an application, the lender must provide the loan applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location

ii.	The list of homeownership counseling organizations distributed to each loan applicant under this section shall be obtained no earlier than 30 days prior to the time when the list is provided to the loan applicant

a.	Good Faith Estimate Disclosure Test (12 CFR §1024.7)

i.	Not later than 3 business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE

b.	Good Faith Estimate Disallowed Credit and Charge test (GFE Block 2)

i.	Looks for any amounts entered for both a loan discount fee and a yield spread premium or a lender credit
ii.	Only one charge or one credit affecting the interest rate is allowed under the new RESPA regulations

C.	Equal Credit Opportunity Act – 12 CFR §1002 (“ECOA”)

1.	ECOA Valuation Rule (12 CFR §1002.14(a)(1))

a.	Review all applicable loans for the Disclosure of Right to Receive a Copy of Appraisals. Validate if the customer(s) waived their right to receive copies of their appraisals three business days prior to consummation/account opening
b.	Review all applicable loans for proof that lender delivered copies of appraisals and other written valuations three business days before consummation (closed-end), or account opening (open-end)
c.	If the customer(s) waived their right to receive copies of their appraisals three business days prior to consummation/account opening, review the Post-Closing submission for an Acknowledgment of Receipt of Appraisal Report, or other proof that the lender provided the copies either at, or prior to, consummation or account opening

D.	State Specific tests (varies by state and applicability, but at a minimum includes);

1.	Consumer / Home Loan tests
2.	High-cost tests
3.	Higher Priced Mortgage Loan tests
4.	APR threshold tests
5.	Points and fees threshold tests
6.	Covered loan tests
7.	Negative Amortization tests
8.	Prepayment tests
9.	Texas Home Equity Loans

Document Review

Incenter Diligence reviewed all mortgage loan files supplied and verified that the following documents, if applicable, were included in the file and that the data on the documents was consistent:

•	Initial Application (1003)
•	Final Application (1003)
•	Loan Approval (1008)
•	HUD1 from Sale of Previous Residence
•	Loan Estimates and Closing Disclosures
•	Sales Contract
•	Mortgage/Deed of Trust
•	Note
•	Guaranty Agreement
•	Occupancy Affidavit
•	Lease Agreements
•	Business Purpose Affidavit
•	Junior Lien Information
•	Subordination Agreement
•	Income Documentation
•	Employment Documentation
•	Asset Documentation
•	Credit Reports
•	4506T/Tax Documentation
•	Change of Circumstance Documentation
•	Disclosures: Right of Rescission, Net Tangible Benefit and FACTA
•	Appraisal Valuation Reports
•	Title/Preliminary Title
•	Flood and Hazard Insurance Policies
•	Flood Certificates

Other review and methodology

Not applicable.

Summary of findings and conclusions of review

Below provides the summary of the review findings:

Final Overall Grade Summary

Overall	# of Mortgage Loans	% of Mortgage Loans
A	1	25.00%
B	3	75.00%
C	0	0.00%
Total	4	100.00%

Credit Grade Summary

Credit	# of Mortgage Loans	% of Mortgage Loans
A	1	25.00%
B	3	75.00%
C	0	0.00%
Total	4	100.00%

Compliance Grade Summary

Compliance	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
B	0	0.00%
C	0	0.00%
Total	4	100.00%

Property Grade Summary

Property	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
B	0	0.00%
C	0	0.00%
Total	4	100.00%

Exception Summary

Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

* Loan was not delivered to the reviewer or the file is not sufficiently complete to perform the basic review.

Credit Exception Categories	Exception Count	Credit Grade A	Credit Grade B	Credit Grade C	Credit Grade D *
Assets	0	0	0	0	0
Borrower	0	0	0	0	0
Closing	0	0	0	0	0
Data	0	0	0	0	0
Debt	0	0	0	0	0
Eligibility	1	0	1	0	0
Income/Employment	2	1	1	0	0
Insurance	1	1	0	0	0
Missing Doc	3	1	2	0	0
QM-ATR	0	0	0	0	0
Title	0	0	0	0	0
Total	7	3	4	0	0

Compliance Exception Categories	Exception Count	Compliance Grade A	Compliance Grade B	Compliance Grade C	Compliance Grade D *
Ability to Repay	0	0	0	0	0
Closing	0	0	0	0	0
Compliance	0	0	0	0	0
Data	0	0	0	0	0
Disclosure	0	0	0	0	0
Documentation	0	0	0	0	0
Fees	0	0	0	0	0
Missing Doc	1	1	0	0	0
Points & Fees	0	0	0	0	0
QM-ATR	0	0	0	0	0
Right to Rescind	0	0	0	0	0
State Reg	0	0	0	0	0
TRID	0	0	0	0	0
Total	1	1	0	0	0

Property Exception Categories	Exception Count	Property Grade A	Property Grade B	Property Grade C	Property Grade D *
Appraisal	1	1	0	0	0
Data	0	0	0	0	0
Missing Doc	0	0	0	0	0
Property Issue	0	0	0	0	0
Value	0	0	0	0	0
Total	1	1	0	0	0

Data Integrity Summary

The table below provides a summary of the data compare results:

Data Compare Field Name	# of Discrepancies	% of Accuracy
ARM Interest Data	0	100.00%
Amortization Term	0	100.00%
Borrower 1 First Name	0	100.00%
Borrower 1 Last Name	0	100.00%
Borrower 2 First Name	0	100.00%
Borrower 2 Last Name	0	100.00%
Borrower 1 FTHB	0	100.00%
Borrower 2 FTHB	0	100.00%
Doc Type	0	100.00%
First Payment Date	0	100.00%
Interest Only Flag	0	100.00%
Lien Position	0	100.00%
Loan Program	0	100.00%
Loan Purpose	0	100.00%
Loan Type	0	100.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Units	0	100.00%
Occupancy	0	100.00%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original Loan Term	0	100.00%
Original P&I	0	100.00%
Originator DSCR	0	100.00%

Prepayment Penalty	0	100.00%
Property Address	0	100.00%
Property City	0	100.00%
Property State	0	100.00%
Property Zip Code	0	100.00%
Property Type	0	100.00%
QM Designation	0	100.00%
Qualifying Appraised Value	0	100.00%
Qualifying CLTV	0	100.00%
Qualifying FICO	0	100.00%
Qualifying LTV	0	100.00%
Qualifying Total DTI	0	100.00%
Refinance Type	0	100.00%
Sales Price	0	100.00%
Subordinate Lien Amount	0	100.00%
Underwriting Guideline Name	0	100.00%
Total	0	100.00%

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Review Summary

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Final Overall Grade Summary
Overall	# of Mortgage Loans	% of Mortgage Loans
A	1	25.00%
B	3	75.00%
C	0	0.00%
Total	4	100.00%

Credit Grade Summary
Credit	# of Mortgage Loans	% of Mortgage Loans
A	1	25.00%
B	3	75.00%
C	0	0.00%
Total	4	100.00%

Compliance Grade Summary
Compliance	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
B	0	0.00%
C	0	0.00%
Total	4	100.00%

Property Grade Summary
Property	# of Mortgage Loans	% of Mortgage Loans
A	4	100.00%
B	0	0.00%
C	0	0.00%
Total	4	100.00%

Exception Summary Below provides a summary of the individual exceptions based on the general categories of Credit, Compliance, and Property.

* Loan was not delivered to the reviewer or the file is not sufficiently complete to perform the basic review.
Credit Exception Categories	Exception Count	Credit Grade A	Credit Grade B	Credit Grade C	Credit Grade D *
Assets	0	0	0	0	0
Borrower	0	0	0	0	0
Closing	0	0	0	0	0
Data	0	0	0	0	0
Debt	0	0	0	0	0
Eligibility	1	0	1	0	0
Income/Employment	2	1	1	0	0
Insurance	1	1	0	0	0
Missing Doc	3	1	2	0	0
QM-ATR	0	0	0	0	0
Title	0	0	0	0	0
Total	7	3	4	0	0

Compliance Exception Categories	Exception Count	Compliance Grade A	Compliance Grade B	Compliance Grade C	Compliance Grade D *
Ability to Repay	0	0	0	0	0
Closing	0	0	0	0	0
Compliance	0	0	0	0	0
Data	0	0	0	0	0
Disclosure	0	0	0	0	0
Documentation	0	0	0	0	0
Fees	0	0	0	0	0
Missing Doc	1	1	0	0	0
Points & Fees	0	0	0	0	0
QM-ATR	0	0	0	0	0
Right to Rescind	0	0	0	0	0
State Reg	0	0	0	0	0
TRID	0	0	0	0	0
Total	1	1	0	0	0

Property Exception Categories	Exception Count	Property Grade A	Property Grade B	Property Grade C	Property Grade D *
Appraisal	1	1	0	0	0
Data	0	0	0	0	0
Missing Doc	0	0	0	0	0
Property Issue	0	0	0	0	0
Value	0	0	0	0	0
Total	1	1	0	0	0

Data Integrity Summary
The table below provides a summary of the data compare results reflecting the number of discrepancies identified:

Data Compare Field Name	# of Discrepancies	% Accuracy
ARM Interest Data	0	100.00%
Amortization Term	0	100.00%
Borrower 1 First Name	0	100.00%
Borrower 1 Last Name	0	100.00%
Borrower 2 First Name	0	100.00%
Borrower 2 Last Name	0	100.00%
Borrower 1 FTHB	0	100.00%
Borrower 2 FTHB	0	100.00%
Doc Type	0	100.00%
First Payment Date	0	100.00%
Interest Only Flag	0	100.00%
Lien Position	0	100.00%
Loan Program	0	100.00%
Loan Purpose	0	100.00%
Loan Type	0	100.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Units	0	100.00%
Occupancy	0	100.00%
Original Interest Rate	0	100.00%
Original Loan Amount	0	100.00%
Original Loan Term	0	100.00%
Original P&I	0	100.00%
Originator DSCR	0	100.00%
Prepayment Penalty	0	100.00%
Property Address	0	100.00%
Property City	0	100.00%
Property State	0	100.00%
Property Zip Code	0	100.00%
Property Type	0	100.00%
QM Designation	0	100.00%
Qualifying Appraised Value	0	100.00%
Qualifying CLTV	0	100.00%
Qualifying FICO	0	100.00%
Qualifying LTV	0	100.00%
Qualifying Total DTI	0	100.00%
Refinance Type	0	100.00%
Sales Price	0	100.00%
Subordinate Lien Amount	0	100.00%
Underwriting Guideline Name	0	100.00%
Total	0	100.00%

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Exception Report

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	400166986	D	A	D	A	A	A	A	A	Closed	FCRE1174	2026-05-26 14:59	2026-06-08 15:11	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 or Master Insurance Policy is Partial	Resolved-Received renewal master policy good through XXX. - Due Diligence Vendor-06/08/2026
Ready for Review-Document Uploaded.  - Buyer-06/08/2026
Counter-Received HO6 policy, however missing master policy renewal as the expiration date is XXX, less than 30 days from the Note date. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded.  - Buyer-06/01/2026
Open-HO-6 Master Insurance Policy Partially Provided The master policy expires (XXX) less than 30 days from the closing date (XXX). Missing evidence of a renewal of master policy. - Due Diligence Vendor-05/26/2026	Resolved-Received renewal master policy good through XXX. - Due Diligence Vendor-06/08/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 9 months		HO6 effective XXX - XXX.pdf XXX Form XXX-XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	400166986	D	A	D	A	A	A	A	A	Closed	FCRE1176	2026-05-20 15:53	2026-06-01 15:07	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Received revised HOI policy reflating effective date of XXX. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded.  - Buyer-06/01/2026
Open-HO-6 Insurance Policy Effective Date of XXX is after the Note Date of XXX The provided policy is effective XXX after the closing (XXX) and disbursement date (XXX). Missing evidence there was sufficient coverage from XXX to XXX. - Due Diligence Vendor-05/26/2026	Resolved-Received revised HOI policy reflating effective date of XXX. - Due Diligence Vendor-06/01/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 9 months		HO6 effective XXX - XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Purchase	NA	N/A	N/A
XXX	400166856	C	B	C	B	A	A	A	A	Closed	FCRE8611	2026-05-14 17:31	2026-06-09 16:23	Resolved	1 - Information	C	A	Credit	Income/Employment	Income/Employment General	Resolved-Guideline Clarification received. - Due Diligence Vendor-06/09/2026
Ready for Review-Please note based on the Corporate Resolution and supporting ownership documents provided, the intent and execution of the ownership transfer have been established. The Corporate Resolution has been fully executed and provides sufficient evidence of the transfer of membership interests.  Additionally, there is no requirement in our guidelines that this has to be filed with the state, and the Corporate Resolution is fully executed and should suffice.  Please rescind finding as presented, thank you. - Buyer-06/08/2026
Open-Loan closed in the name of XXX. Documentation in file shows XXX (corporation) is sole owner of XXX. A copy of the Corporate Resolution of XXX, Inc transfer of membership to XXX (dated XXX)was provided to support no longer a layered entity. However, missing evidence document was submitted/accepted by XXX Secretary of State/Department of Treasury. - Due Diligence Vendor-05/14/2026	Resolved-Guideline Clarification received. - Due Diligence Vendor-06/09/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720			ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	400166856	C	B	C	B	A	A	A	A	Closed	FCRE1676	2026-05-13 10:59	2026-05-14 17:35	Waived	2 - Non-Material	B	B	Credit	Missing Doc - Credit	Credit General	Waived-Exception request approval received for Subject is CONDO with 539 sqft is less than 600 ft minimum. - Due Diligence Vendor-05/13/2026	Waived-Exception request approval received for Subject is CONDO with 539 sqft is less than 600 ft minimum. - Due Diligence Vendor-05/13/2026	Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 6 months
LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%
																										Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720	less than XXX% LTV; XXX FICO, over XXX mos of reserves from loan proceeds		ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes
XXX	400166769	D	B	D	B	D	A	C	A	Closed	FCRE947	2026-05-18 21:24	2026-06-25 15:58	Waived	2 - Non-Material	D	B	Credit	Missing Doc - Credit	Borrower 3 Citizenship Documentation Not Provided	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/25/2026
Ready for Review-XXX Agrees to waive per documentation received at time of origination.  Comp factors include experienced investor with zero past due, FICO XXX, DSCR over 1.0. - Seller-06/25/2026
Counter-Lender commentary received, along with I-129 approval however it is the employer's approval to employ the borrower. Still missing a copy of the borrower's unexpired visa. - Due Diligence Vendor-06/24/2026
Ready for Review-Per XXX Business Purpose Lending Guidelines effective XXX, an I-797 Form (Notice of Action) with valid extension dates combined with an I-94 Form (Arrival/Departure Record) constitutes acceptable alternative documentation to verify visa classification in lieu of a passport and unexpired visa. The borrower, XXX, holds an H1B visa classification, which is explicitly listed as a permissible visa type under Deephaven's non-permanent resident alien guidelines. The USCIS case approval confirming the borrower's H1B status and the I-94 issued by U.S. Customs and Border Protection reflecting lawful admission through XXX are provided herewith. The alternative documentation requirement has been satisfied per XXX guidelines and the condition should be considered resolved. - Buyer-06/24/2026
Counter-Received documentation, however it is not specific to borrower and does not confirm Citizenship. Still missing the borrower's unexpired visa. Subject to additional conditions upon receipt. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded.  - Buyer-05/29/2026
Open-The borrower is a non-permanent resident. Missing the borrower's unexpired visa. Subject to additional conditions upon receipt. - Due Diligence Vendor-05/19/2026	Ready for Review-XXX Agrees to waive per documentation received at time of origination. Comp factors include experienced investor with zero past due, FICO XXX, DSCR over 1.0. - Seller-06/25/2026	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/25/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%	experienced investor with zero past due, FICO XXX, DSCR over 1.0.	I797 status for XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No
XXX	400166769	D	B	D	B	D	A	C	A	Closed	FCOM1233	2026-05-18 09:17	2026-06-22 11:47	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Received final signed URLA. - Due Diligence Vendor-06/22/2026
Ready for Review-Document Uploaded. Please find signed URLA, thank you  - Buyer-06/22/2026
Open-The Final 1003 is Incomplete Final 1003 is unsigned by borrower XXX. - Due Diligence Vendor-05/18/2026	Resolved-Received final signed URLA. - Due Diligence Vendor-06/22/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%		URLA signed XXX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	400166769	D	B	D	B	D	A	C	A	Closed	FVAL9739	2026-05-18 20:44	2026-06-16 13:47	Resolved	1 - Information	C	A	Property	Appraisal	Property/Appraisal General	Resolved-The provided RTL documentation is sufficient to resolve the condition. - Due Diligence Vendor-06/16/2026
Ready for Review-Document Uploaded. Please see the attached we should be good on this one under DSCR RTL guidelines. - Seller-06/15/2026
Open-LTV of XXX% is based on current appraised value and exceeds guideline calculation using lesser of the purchase price ($XXX) or appraised value ($XXX). Property was acquired XXX which is less than 6-months from the Note date of XXX. LTV should be based on the lesser of the current appraised value or the previous purchase price plus documented improvements (if any) must be used. Missing The purchase settlement statement and any invoices for materials/labor. Subject to additional conditions upon receipt. Subject to re-calcualtion of LTV. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. Please see the attached we should be good on this one under DSCR RTL guidelines. - Seller-06/15/2026	Resolved-The provided RTL documentation is sufficient to resolve the condition. - Due Diligence Vendor-06/16/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%		XXX_XXX_Rebuttal.pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	N/A	N/A
XXX	400166769	D	B	D	B	D	A	C	A	Closed	FCRE1203	2026-05-18 21:11	2026-06-01 09:33	Waived	2 - Non-Material	C	B	Credit	Eligibility	Potential Fraud Reflected on Fraud Report	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/01/2026
Ready for Review-Document Uploaded. Please find exception, thank you  - Seller-05/29/2026
Open-Potential Fraud Reflected on Fraud Report Maximum Exposure $10 million with a maximum of 10 loans for each individual borrower. Borrower/Guarantor XXX currently has XXX loans with lender and an exposure of $XXX. - Due Diligence Vendor-05/19/2026	Ready for Review-Document Uploaded. Please find exception, thank you - Seller-05/29/2026	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-06/01/2026	DSCR ratio greater than guideline requirement - Calculated DSCR XXX, minimum DSCR per guidelines is 1.
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is 3 months
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 700
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 80%	1) XXX FICO is greater than 700 minimum 2) XXX months of Reserves are greater than 3 month minimum	Underwriting Exception History (XXX).pdf	ATR/QM: Exempt	ATR/QM: Exempt	XXX	XXX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XXX	400166926	C	B	C	B	A	A	A	A	Closed	FCRE8611	2026-06-11 13:08	2026-07-06 09:42	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income/Employment General	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/06/2026
Ready for Review-XXX agrees to waive as the borrower is a licensed attorney operating XXX, a professional law corporation. The self-employed business narrative requirement is intended to establish the nature, stability, and continuity of the borrower's business — all of which are independently documented in the file through the following: VOE confirming active self-employment and income Tax returns reflecting the business structure and income history of XXX
Professional licensing — as a licensed attorney, the borrower's business legitimacy, operational continuity, and professional standing are subject to state bar oversight, providing an additional layer of verification not present with typical self-employed borrowers
The argument is that the spirit of §8.7.26 is fully satisfied by the existing documentation, and the missing form is a procedural gap rather than a substantive one — the underlying information the form is designed to capture is already in the file. - Buyer-07/02/2026
Counter-Lender commentary received, however insufficient to clear condition as guidelines section 8.7.26 Self-Employed Income require a Self-Employed business Narrative Form when using alternative income documentation. - Due Diligence Vendor-07/02/2026
Ready for Review-Document Uploaded. VOE used as borrower is an attorney.  Please see docs attached.  Tax returns also confirms how borrower his self employed business.  - Buyer-07/01/2026
Open-Missing Business Narrative per guidelines for XXX. - Due Diligence Vendor-06/11/2026	Waived-Upon additional review, Client elects to waive with Comp Factors. - Due Diligence Vendor-07/06/2026	Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of 720
																										LTV is less than guideline maximum - XXX% LTV is XXX% less than maximum LTV per guidelines 89.99%	1) XXX FICO 2) XXX% LTV	XXX_XXX_Business.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	Primary Residence	Purchase	NA	Originator Post-Close	No

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Rating Agency Grades

Deal Name:	SAN 2026-NQM8	Loans in report:	4

					INITIAL CREDIT GRADES					INITIAL COMPLIANCE GRADES					INITIAL PROPERTY GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT GRADES					FINAL COMPLIANCE GRADES					FINAL PROPERTY GRADES					FINAL OVERALL LOAN GRADES
Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Original Loan Amount	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P	DBRS	Fitch	Kroll	Moodys	S&P
XXX	400166986			XXX	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXX	400166856			XXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	400166769			XXX	D	D	D	D	D	D	D	D	D	D	C	C	C	C	C	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXX	400166926			XXX	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Final Tape Compare

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Supplemental Data

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Loan Program	Guideline Product Name	Originator Name	Originating Entity CDFI Flag	Guideline Name	Guideline Author	Guideline Date	Guideline Version	Application Date	TILA Status	TRID	GSE	Verified Safe Harbor Flag	Verified Safe Harbor Reference Document	QM Regulation Failures	ATR QM Total Points and Fees Audit	Loan Regulation Benchmark Date	Benchmark Rate	AUS Decision System	Rating Result	Property Inspection Waiver (PIW)	Calculated APR	HUD 1 Page 1 Credits Total	Verified Qualifying Rate	Originator Qualifying Rate	Qualifying P&I	Default Interest Rate Present	Default Interest Rate	Annual Property Tax	Monthly Property Tax	Annual Insurance Costs	Monthly Insurance Cost	Annual HOA Costs	Monthly HOA Costs	Monthly Other Costs	PITIA	Residual Income	HOA Questionnaire Flag	HOA Name	HOA Address State	HOA Fee Amount	HOA Next Due Date	HOA Payment Frequency	Originator DTI	TPR Verified DTI	QM DTI	Is Borrower Non Occupant	Is Co Borrower Non Occupant	Co Borrower 2 Asset Verification Level	Co Borrower 3 Asset Verification Level	Co Borrower 2 Income Verification Level	Co Borrower 3 Income Verification Level	Co Borrower 2 Employment Verification Level	Co Borrower 3 Employment Verification Level	Borrower Employment Indicator	Co Borrower Employment Indicator	Co Borrower 2 Employment Indicator	Co Borrower 3 Employment Indicator	Co Borrower 2 Length of Employment	Co Borrower 3 Length of Employment	Document Level	Borrower Years of W2s/1099	CoBorrower Years of W2s/1099	Borrower Months of Paystubs Verified	Co Borrower Months of Paystubs Verified	Borrower Employment Gap Letter	Borrower Months of Employment Gap	Co Borrower Employment Gap Letter	Co Borrower Months of Employment Gap	Borrower Years of Personal Tax Returns	Borrower Years of Business Tax Returns	CoBorrower Years of Personal Tax Returns	CoBorrower Years of Business Tax Returns	Years of 4506T	Years of Tax Transcripts	Borrower Award/Offer Letter	Co Borrower Award/Offer Letter	Asset Depletion Flag	Partial Asset Depletion Flag	Asset Depletion Months Amortized	Asset Utilization Flag (No DTI)	Borrower Bank Statements Flag	Borrower Bank Statement Summary/Lender Worksheet	Borrower Number of Personal Bank Statements	Borrower Number of Business Bank Statements	CoBorrower Bank Statements Flag	Co Borrower Bank Statement Summary/Lender Worksheet	CoBorrower Number of Personal Bank Statements	CoBorrower Number of Business Bank Statements	Percent of Income From Statements	Borrower Business Ownership %	CoBorrower Business Ownership %	Bespoke Eligible Assets	Borrower P&L Type	Borrower Number of Months P&L	Borrower P&L Prepared By	CoBorrower P&L Type	CoBorrower P&L Prepared By	CoBorrower Number of Months P&L	Borrower CPA Letter Flag	# of Months CPA verified income	CoBorrower CPA Letter Flag	CoBorrower # of Months CPA verified income	Borrower WVOE Flag	Borrower # of Months Employment Validated WVOE	Borrower # of Months Income Validated WVOE	Borrower WVOE Form Type	CoBorrower WVOE Flag	CoBorrower # of Months WVOE	CoBorrower # of Months Income Validated WVOE	CoBorrower WVOE Form Type	DSCR Flag	TPR DSCR	Originator DSCR	Expense Letter
XXX	400166986			XXX	XXX	XXX	No	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Yes	No	No	N/A	N/A	XXX	XXX		Manual Underwriting		No			6.625%		XXX	No		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Yes	XXX	XXX	XXX	XXX	Monthly	XXX	XXX	XXX	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%					0						0	No			0	0				0		Yes	XXX	XXX
XXX	400166856			XXX	XXX	XXX	No	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	No	No	No	N/A	N/A	XXX	XXX		Manual Underwriting		No			6.750%		XXX	No		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	N/A	XXX	XXX	XXX	XXX	Monthly	XXX	XXX	XXX	Yes								Unknown						Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No				0.00%					0						0	No			0	0				0		Yes	XXX	XXX
XXX	400166769			XXX	XXX	XXX	No	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	No	No	No	N/A	N/A	XXX	XXX		Manual Underwriting		No			6.990%		XXX	No		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	N/A	XXX	XXX	XXX	XXX		XXX	XXX	XXX	Yes	Yes	1 - Not Stated Not Verified		1 - Not Stated, Not Verified		1 - Not Stated, Not Verified		Unknown	Unknown	Unknown		.00		Debt Service Coverage Ratio						0							0	0			No	No	0	No	No		0	0	No		0	0	0.00%					0				0		0	No	0		0	0			0	0		Yes	XXX	XXX
XXX	400166926			XXX	XXX	XXX	No	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Yes	No	No	N/A	N/A	XXX	XXX	6.300%	Manual Underwriting		No	6.843%		6.625%		XXX	No		XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	N/A	XXX	XXX	XXX	XXX		XXX	XXX	XXX	No	No							Self-Employed	Self-Employed					Full Doc	2	2	NA	NA	N/A	0	N/A	0	1	1	1	1	1	1	NA	NA	No	No	0	No	No	N/A	0	0	No	N/A	0	0	0.00%	100.00%	100.00%		Audited	16	CPA	Audited	CPA	16	NA	0	No	0	NA	0	0	N/A	NA	0	0	N/A	No	XXX	XXX

Incenter Loan ID	Income Doc Detail	Tax Return Doc Details	Property Address	Property City	Property State	Property Zip	Property County	Original Credit Report Date	Borrower 1 Credit Report Date	Borrower 2 Credit Report Date	Borrower 3 Credit Report Date	Borrower 4 Credit Report Date	Qualifying Credit Score	Third Wage Earner Original FICO Equifax	Third Wage Earner Original FICO Experian	Third Wage Earner Original FICO Transunion	Fourth Wage Earner Original FICO Equifax	Fourth Wage Earner Original FICO Experian	Fourth Wage Earner Original FICO Transunion	Most Recent Co Borrower 2 FICO	Most Recent Co Borrower 3 FICO	Updated Credit Report Flag	Updated Credit Report Date	Updated FICO Method	Primary Wage Earner Updated FICO Equifax	Primary Wage Earner Updated FICO Experian	Primary Wage Earner Updated FICO Transunion	Secondary Wage Earner Updated FICO Equifax	Secondary Wage Earner Updated FICO Experian	Secondary Wage Earner Updated FICO Transunion	Third Wage Earner Updated FICO Equifax	Third Wage Earner Updated FICO Experian	Third Wage Earner Updated FICO Transunion	Fourth Wage Earner Updated FICO Equifax	Fourth Wage Earner Updated FICO Experian	Fourth Wage Earner Updated FICO Transunion	Updated Primary Borrower FICO	Updated Co Borrower FICO	Updated Co Borrower 2 FICO	Updated Co Borrower 3 FICO	Updated Qualifying FICO	Most Recent Bankruptcy Type	Most Recent Bankruptcy Filing Date	Most Recent Bankruptcy Discharge Date	Number of Bankruptcy Events	Months Bankruptcy 7 11	Months Bankruptcy 13	Most Recent Deed in Lieu Date	Number of Deed in Lieu Events	Months Deed in Lieu	Most Recent Short Sale Date	Number of Short Sale Events	Months Short Sale (or Pre FC)	Most Recent Foreclosure Date	Number of Foreclosure Events	Months Foreclosure	Prior Mortgage/Rent Lates 30d in 0-12m	Prior Mortgage/Rent Lates 60d in 0-12m	Prior Mortgage/Rent Lates 90d in 0-12m	Prior Mortgage/Rent Lates 120d+ in 0-12m	Prior Mortgage/Rent Lates 30d in 13-24m	Prior Mortgage/Rent Lates 60d in 13-24m	Prior Mortgage/Rent Lates 90d in 13-24m	Prior Mortgage/Rent Lates 120d+ in 13-24m	Prior Mortgage/Rent Late 30d in 24m	Prior Mortgage/Rent Late 60d in 24m	Prior Mortgage/Rent Late 90d in 24m	Has ACH	Is Equity Shared Loan	Subordinate Lien Type	Subordinate Lien Max Draw Amount (HELOC)	Subordinate Lien 2 Type	Subordinate Lien 2 Max Draw Amount (HELOC)	Subordinate Lien 3 Type	Subordinate Lien 3 Max Draw Amount (HELOC)	Is Shared Appreciation Mortgage	ITIN Flag	Borrower Originator Citizenship Designation	Borrower Verified Citizenship Designation	Borrower Individual Tax Identification Number (ITIN)?	Borrower Photo Identification Type	Borrower Photo Identification Other Type	Borrower Photo ID State of Issuance	Borrower Photo ID Country of Issuance	Borrower Photo ID Expiration Date	Borrower Passport Country of Origin	Borrower Passport Expiration Date	Borrower Non-US Citizen Identification Document	Borrower Date of Resident Since/Valid Date	Borrower Non-US Document Expiration Date	Co Borrower Originator Citizenship Designation	Co Borrower Verified Citizenship Designation	Co Borrower Individual Tax Identification Number (ITIN)?	Co Borrower Photo Identification Type	Co Borrower Photo Identification Other Type	Co Borrower Photo ID State of Issuance	Co Borrower Photo ID Country of Issuance	Co Borrower Photo ID Expiration Date	Co Borrower Passport Country of Origin	Co Borrower Passport Expiration Date	Co Borrower Non-US Citizen Identification Document	Co Borrower Date of Resident Since/Valid Date	Co Borrower Non-US Document Expiration Date	Co Borrower 2 Originator Citizenship Designation	Co Borrower 2 Verified Citizenship Designation	Co Borrower 2 Individual Tax Identification Number (ITIN)?	Co Borrower 2 Photo Identification Type	Co Borrower 2 Photo Identification Other Type	Co Borrower 2 Photo ID State of Issuance	Co Borrower 2 Photo ID Country of Issuance	Co Borrower 2 Photo ID Expiration Date	Co Borrower 2 Passport Country of Origin	Co Borrower 2 Passport Expiration Date	Co Borrower 2 Non-US Citizen Identification Document	Co Borrower 2 Date of Resident Since/Valid Date	Co Borrower 2 Non-US Document Expiration Date	Co Borrower 3 Originator Citizenship Designation	Co Borrower 3 Verified Citizenship Designation	Co Borrower 3 Individual Tax Identification Number (ITIN)?	Co Borrower 3 Photo Identification Type	Co Borrower 3 Photo Identification Other Type	Co Borrower 3 Photo ID State of Issuance	Co Borrower 3 Photo ID Country of Issuance	Co Borrower 3 Photo ID Expiration Date	Co Borrower 3 Passport Country of Origin	Co Borrower 3 Passport Expiration Date	Co Borrower 3 Non-US Citizen Identification Document	Co Borrower 3 Date of Resident Since/Valid Date	Co Borrower 3 Non-US Document Expiration Date	Property Rights	Leasehold Lease Expiration Date	Buydown Flag	Assumable Mortgage Flag	Foreign National Alternative Credit Documentation	Liquid / Cash Reserves (ASF)	Months Liquid Reserves	Total Assets Available for Reserves	Months Reserves	Blanket Mortgage Flag	Qualifying HCLTV	Condo Warrantability Flag	E-Note Flag	O&E in lieu of Title Insurance	Business Purpose Flag	Borrower Note Executed As	Co Borrower Note Executed As	Co Borrower 2 Note Executed As	Co Borrower 3 Note Executed As	Borrower 1 Trust Name	Borrower 2 Trust Name	Borrower 3 Trust Name	Borrower 4 Trust Name	Delayed Financing Flag	Title Company Name	Settlement Agent Company	Neighborhood Location	Gift Funds	Gift Funds Percentage of Total Funds Required
XXX	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A			XXX	United States	XXX											XXX		XXX																																Fee Simple		No	No	N/A	XXX	XXX	XXX	XXX	No	XXX	Yes	No	No	Yes	Borrower As Individual	N/A	N/A	N/A					No	XXX	XXX	Urban	No
XXX	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Missing		XXX	United States	XXX											XXX		XXX																																Fee Simple		No	No	N/A	XXX	XXX	XXX	XXX	No	XXX	No	No	No	Yes	Member on Behalf of Entity	N/A	N/A	N/A					No	XXX	XXX	Urban	No
XXX	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified || Co Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified || Co Borrower 2 - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null CPA Letter Verified, null YTD Profit And Loss Verified, null Balance Sheet Verified, null W2 1099 Verified, null Paystubs Verified, null Written VOE Verified, null Executed 4506T Verified, null IRS Transcripts Verified, null Award Letter Verified, null Separation Agreement Verified, null Note Receivable Verified, null Personal Bank Statements Verified, null Business Bank Statements Verified, null Lease Agreements Verified, null 1040 Schedule E Verified	Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified || Co Borrower - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified || Co Borrower 2 - null Personal Tax Returns Verified, null Business Tax Returns Verified(), null Executed 4506T Verified, null IRS Transcripts Verified, null 1040 Schedule E Verified	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Missing		XXX	United States	XXX						US Citizen	US Citizen	N/A	Missing		XXX	United States	XXX						Non Permanent Resident Alien	Non-Permanent Non-US Citizen	N/A	Missing			US				Missing																Fee Simple		No	No	N/A	XXX	XXX	XXX	XXX	No	XXX	N/A	No	No	Yes	Member on Behalf of Entity	Member on Behalf of Entity	Member on Behalf of Entity	N/A					No	XXX	XXX	Suburban	No
XXX	Borrower - SECorporation, Other REO Net Rental Income(Loss) - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(1120S, K1), YTD Profit And Loss Verified, 2 YRS W2 1099 Verified, Executed 4506T Verified, 1 YR IRS Transcripts Verified || Co Borrower - SECorporation - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(1120S, K1), YTD Profit And Loss Verified, 2 YRS W2 1099 Verified, Executed 4506T Verified, 1 YR IRS Transcripts Verified	Borrower - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(1120S, K1), Executed 4506T Verified, 1 YR IRS Transcripts Verified || Co Borrower - 1 YR Personal Tax Returns Verified, 1 YR Business Tax Returns Verified(1120S, K1), Executed 4506T Verified, 1 YR IRS Transcripts Verified	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	No																				NA			0				0			0			0		0	0	0	0	0	0	0	0	0	0	0	Unknown	No							No	No	US Citizen	US Citizen	N/A	Missing		XXX	United States	XXX						US Citizen	US Citizen	N/A	Missing		XXX	United States	XXX																																Fee Simple		No	No	N/A	XXX	XXX	XXX	XXX	No	XXX	N/A	No	No	No	Borrower As Individual	Borrower As Individual	N/A	N/A					No	XXX	XXX	Suburban	No

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	QM ATR

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
XXX	400166986			XXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				Yes	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	XXX				No		Yes	Present
XXX	400166856			XXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				Yes	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	XXX				No		Yes	Present
XXX	400166769			XXX	ATR/QM: Exempt	ATR/QM: Exempt	No			No		No	No	No	Yes	No	No	No				Yes	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	XXX				No	No	Yes	Present
XXX	400166926			XXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	No		No	Yes	No	No	No	No	No	No	No	No	No			Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes	XXX	Yes	Employed	Employed	No	No	No

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	QM ATR

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Primary Appraisal Company	Primary Appraiser Name	Primary Appraiser License Number	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Completion Report (1004D) Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
XXX	400166986			XXX	XXX	XXX	XXX	XXX	XXX	1073 Individual Condo Report	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	.0000	Loan Collateral Advisor (LCA)																		XXX	XXX		XXX		XXX																										XXX											1	XXX	Eligible
XXX	400166856			XXX	XXX	XXX	XXX	XXX	XXX	1073 Individual Condo Report	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	.0000	Desk Review																		XXX	XXX	.0000	XXX	MODERATE RISK	XXX																										XXX												XXX
XXX	400166769			XXX	XXX	XXX	XXX	XXX	XXX	1004 URAR	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	.0000	Desk Review																		XXX	XXX	.0000	XXX	LOW RISK	XXX																										XXX												XXX
XXX	400166926			XXX	XXX	XXX	XXX	XXX	XXX	1004 URAR	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	.0000	Desk Review																		XXX	XXX	.0000	XXX	LOW RISK	XXX																										XXX												XXX

TPR Firm:		Report Date:	8/31/2026

Client Name:	Santander Bank, N.A.	Report:	Business Purpose Supplement

Deal Name:	SAN 2026-NQM8	Loans in report:	4

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Seller Name	Loan Program	Documentation Type	Executed NOO Docs in File	Lease In Place Flag	Actual In Place Rent	Third Party Market Rent Estimate	Third Party Rent Source	Actual Short Term Rent Amount	Actual Short Term Rent Source	Short Term Rent Number of Months	Short Term Rental Occupancy Factor	Rental Income Used for Property DSCR Calculation	Rental Source for Property DSCR Calculation	DSCR Calculation Based On Short Rental Income Flag	Property DTI	Originator DSCR	TPR DSCR	PITIA	Gross Rental Income Unit 1	Lease End Date Unit 1	Lease Term Unit 1	Gross Rental Income Unit 2	Lease End Date Unit 2	Lease Term Unit 2	Gross Rental Income Unit 3	Lease End Date Unit 3	Lease Term Unit 3	Gross Rental Income Unit 4	Lease End Date Unit 4	Lease Term Unit 4	Gross Rental Income Unit 5	Lease End Date Unit 5	Lease Term Unit 5	Gross Rental Income Unit 6	Lease End Date Unit 6	Lease Term Unit 6	Gross Rental Income Unit 7	Lease End Date Unit 7	Lease Term Unit 7	Gross Rental Income Unit 8+	Rent Loss Insurance	Rent Loss Insurance Amount	Fee Amount	Acquisition Cost	Renovation Cost	Effective Gross Income	Turnover Costs	Repairs and Maintenance	Marketing and Leasing Costs	Utilities	Other Costs	Cap Ex Reserve	Section 8	Blanket Mortgage/Cross Collateral Flag	Number of Years Property Owned	Number of Mortgaged Properties With Lender	Number of Properties Securing Loan	Foreign National Alternative Credit Documentation	Months Reserves	Loan Closed in the name of Business Entity	Vested Business Entity Name	Vested Business Entity Type	Qualifying Primary Borrower Type	Qualifying Primary Borrower First Name	Qualifying Primary Borrower Last Name	Qualifying CoBorrower Type	Qualifying CoBorrower First Name	Qualifying CoBorrower Last Name	Qualifying CoBorrower 2 Type	Qualifying CoBorrower 2 First Name	Qualifying CoBorrower 2 Last Name	Qualifying CoBorrower 3 Type	Qualifying CoBorrower 3 First Name	Qualifying CoBorrower 3 Last Name	Non-Qualifying Guarantor 1 First Name	Non-Qualifying Guarantor 1 Last Name	Non-Qualifying Guarantor 1 Citizenship	Non-Qualifying Guarantor 1 Country Name	Non-Qualifying Guarantor 2 First Name	Non-Qualifying Guarantor 2 Last Name	Non-Qualifying Guarantor 2 Citizenship	Non-Qualifying Guarantor 2 Country Name	Personal Guaranty	Total Number of Guarantors	Personal Guaranty Recourse Level	Business Entity EIN
XXX	400166986			XXX	XXX	Debt Service Coverage Ratio	Present	No	XXX	XXX	Appraisal - 1007					XXX	Appraisal - 1007	No	XXX	XXX	XXX	XXX	XXX	XXX																					Yes	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX		No	XXX	1	1	N/A	XXX	No	XXX		Vested Individual	XXX	XXX		XXX	XXX		XXX	XXX													0		XXX
XXX	400166856			XXX	XXX	Debt Service Coverage Ratio	Present	Yes	XXX	XXX	Appraisal - 1007					XXX	Appraisal - 1007	No	XXX	XXX	XXX	XXX	XXX	XXX	12																				Yes	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX		No	XXX	1	1	N/A	XXX	Yes	XXX	Limited Liability Corporation (LLC)	Business Entity	XXX	XXX		XXX	XXX		XXX	XXX												Yes	0	Full Recourse	XXX
XXX	400166769			XXX	XXX	Debt Service Coverage Ratio	Present	Yes	XXX	XXX	Appraisal - 1007					XXX	Actual In Place Rent	No	XXX	XXX	XXX	XXX	XXX	XXX	12																				Yes	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX		No	XXX	11	1		XXX	Yes	XXX	Limited Liability Corporation (LLC)	Business Entity	XXX	XXX	Business Entity	XXX	XXX	Business Entity	XXX	XXX												Yes	0	Full Recourse	XXX